Schedule of changes in share capital and share premium (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares
Number of shares, outstanding, beginning balance | shares	62,585,836	62,585,836	62,126,623
Share capital, outstanding, beginning balance		₨ 842	₨ 838
Share premium, outstanding, beginning balance		₨ 20,286,474	₨ 20,240,055
Number of shares, exercise of option (restricted stock units and share-based payments) | shares	1,062,091	1,062,091	459,213
Share capital, exercise of option (restricted stock units and share-based payments)		₨ 8	₨ 4
Share premium, exercise of option (restricted stock units and share-based payments)		₨ 102,325	₨ 46,419
Number of shares, outstanding, ending balance | shares	63,647,927	63,647,927	62,585,836
Share capital, outstanding, ending balance		₨ 850	₨ 842
Share premium, outstanding, ending balance	$ 248,069	₨ 20,388,799	₨ 20,286,474